WARRANTS (Details 2) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Number of warrants Outstanding at September 30, 2013	8,739,870	6,711,733
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at September 30, 2013	5,588,400	5,588,400
Average Remaining Contractual Life	15 months	21 months
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.46	$ 0.46
Number of warrants Outstanding at September 30, 2013	600,000	600,000
Average Remaining Contractual Life	26 months	32 months
Weighted Average Exercise Price	$ 0.46	$ 0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 0.46	$ 0.46
Number of warrants Outstanding at September 30, 2013	150,000	150,000
Average Remaining Contractual Life	31 months	37 months
Weighted Average Exercise Price	$ 0.46	$ 0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 0.85	$ 0.85
Number of warrants Outstanding at September 30, 2013	40,000	40,000
Average Remaining Contractual Life	29 months	28 months
Weighted Average Exercise Price	$ 0.85	$ 0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 0.40	$ 0.40
Number of warrants Outstanding at September 30, 2013	333,333	333,333
Average Remaining Contractual Life	29 months	32 months
Weighted Average Exercise Price	$ 0.40	$ 0.40
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 0.33
Number of warrants Outstanding at September 30, 2013	515,637
Average Remaining Contractual Life	55 months
Weighted Average Exercise Price	$ 0.33
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 0.16
Number of warrants Outstanding at September 30, 2013	875,000
Average Remaining Contractual Life	57 months
Weighted Average Exercise Price	$ 0.16
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 0.11
Number of warrants Outstanding at September 30, 2013	637,500
Average Remaining Contractual Life	58 months
Weighted Average Exercise Price	$ 0.11